CLIFFORD CAPITAL PARTNERS FUND

SCHEDULE OF INVESTMENTS

June 30, 2021 (unaudited)

	Shares		Fair Value

95.60%	COMMON STOCKS
14.50%	CONSUMER DISCRETIONARY
	AutoZone, Inc.*	1,210	$1,805,586
	Big Lots, Inc.	23,100	1,524,831
	eBay Inc.	18,000	1,263,780
	Perdoceo Education Corp.*	93,200	1,143,564
	Qurate Retail, Inc. - Class A	90,000	1,178,100

			6,915,861
5.46% CONSUMER STAPLES
General Mills, Inc.	17,700	1,078,461
The Kraft Heinz Co.	37,400	1,525,172

		2,603,633
5.17% ENERGY
KLX Energy Services Holdings, Inc.*	88,700	847,085
Schlumberger Ltd.	50,600	1,619,706

		2,466,791
21.88% FINANCIALS
American Express Co.	14,000	2,313,220
CIT Group, Inc.	38,200	1,970,738
Community Trust Bancorp, Inc.	37,900	1,530,402
CVB Financial Corp.	71,700	1,476,303
First Hawaiian, Inc.	72,000	2,040,480
Westamerica Bancorp.	19,000	1,102,570

		10,433,713

10.60% HEALTH CARE
Cardinal Health, Inc.	25,100	1,432,959
Change Healthcare, Inc.*	39,800	916,992
GlaxoSmithKline PLC ADR	43,900	1,748,098
Johnson & Johnson	5,800	955,492

		5,053,541
8.64% INDUSTRIALS
HNI Corp.	21,800	958,546
Raytheon Co.	18,200	1,552,642
Stericycle, Inc.*	22,500	1,609,875
		4,121,063
22.82% INFORMATION TECHNOLOGY
CDK Global, Inc.	35,600	1,768,964
Cisco Systems, Inc.	31,200	1,653,600
DXC Technology Co.*	39,100	1,522,554
EVERTEC, Inc.	43,000	1,876,950
International Business Machines Corp.	10,500	1,539,195
NCR Corp.*	55,200	2,517,672

		10,878,935
4.44% MATERIALS
Compass Minerals International, Inc.	16,600	983,716
Sealed Air Corp.	19,100	1,131,675

		2,115,391
2.09%	UTILITIES
	Exelon Corp.	22,500	996,975

95.60%	TOTAL COMMON STOCKS		45,585,903
0.66%	PREFERRED STOCKS
0.66%	CONSUMER DISCRETIONARY
	Qurate Retail, Inc., Preferred, 8.000%	2,900	313,925

CLIFFORD CAPITAL PARTNERS FUND

SCHEDULE OF INVESTMENTS

June 30, 2021 (unaudited)

		Shares	Fair Value
3.07%	MONEY MARKET FUNDS

	Federated Institutional Prime Obligations Fund
	Institutional Class 0.03%**	1,463,042	$1,463,466

99.33%	TOTAL INVESTMENTS		47,363,294
0.67%	Liabilities, in excess of other assets		320,928

100.00%	NET ASSETS		$47,684,222

*Non-income producing

**Effective 7 day yield as of June 30, 2021

In accordance with U.S. GAAP, “fair value” is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2021:

		Level 2	Level 3
		Other Significant	Significant
		Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total

Common Stocks	$45,585,903	$-	$-	$45,585,903
Preferred Funds	$313,925			313,925
Money Market Funds	1,463,466	-	-	1,463,466
Total Investments	$47,363,294	$-	$-	$47,363,294

The Fund held no Level 3 securities at any time during the period.

There were no transfers into or out of Levels 1 and 2 during the period ended June 30, 2021.

At June 30, 2021 the cost of investments for Federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal income tax purpose is $36,121,624 and the related tax-based net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$11,589,709
Gross unrealized depreciation	(348,039)
Net unrealized appreciation	$11,241,670